Value Line U.S. Government Money Market Fund, Inc.

Supplement dated December 21, 2011 to
Summary Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary
Prospectus.  This Supplement supersedes in its entirety the former supplements to the Summary Prospectus.

____________________________________

The Fund has increased the minimum initial investment required to open an account from $1,000 to $3,000.  The Fund also has increased the minimum account balance you are required to maintain with the Fund.  To reflect these changes:

On page 5, the first sentence in the section under the caption “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following: “Minimum initial investment in the Fund: $3,000.”

____________________________________

The Fund, the Adviser and the Distributor have moved to new offices.  All references in the Summary Prospectus to the old address at 220 East 42nd Street, New York, NY 10017 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.

____________________________________

The Fund terminated its Service and Distribution Plan (12b-1 Plan) on June 16, 2011.  The following changes are made to the Summary Prospectus to reflect that termination.

On page 2, the section under the caption “Fees and expenses” is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )

Management Fees	0.40%
Other Expenses	0. 29%
Total Annual Trust Operating Expenses	0.69%

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY
PROSPECTUS FOR FUTURE REFERENCE

Value Line U.S. Government Money Market Fund, Inc.

Supplement dated December 21, 2011 to
Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.
This Supplement supersedes in its entirety the former supplements to the
Prospectus.

____________________________________

The Fund has increased the minimum initial investment required to open an account from $1,000 to $3,000.  The Fund also has increased the minimum account balance you are required to maintain with the Fund.  To reflect these changes:

On page 5, the first sentence in the section under the caption “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following: “Minimum initial investment in the Fund: $3,000.”

On page 11, the section under the caption “Minimum/additional investments” is hereby deleted and replaced with the following:

Once you have completed an account application, you can open an account with an initial investment of $3,000, and make additional investments at any time for as little as $100. The Fund reserves the right to reject any purchase order within 24 hours of its receipt and to reduce or waive the minimum purchase requirements at any time.

On page 16, the section under the caption “Account minimum” is hereby deleted and replaced with the following:

If as a result of redemptions your account balance in the Fund, together with your account balances in other Value Line Funds (excluding individual retirement accounts), falls below $3,000, the Fund may ask you to increase your balance within 30 days. If your account is not at the minimum by the required time, the Fund may redeem your account, after first notifying you in writing.

____________________________________

The Fund, the Adviser and the Distributor have moved to new offices.  Effective June 1, 2011, all references in the Prospectus to the old address at 220 East 42nd Street, New York, NY 10017 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.

____________________________________

The Fund terminated its Service and Distribution Plan (12b-1 Plan) on June 16, 2011.  The following changes are made to the Prospectus to reflect that termination.

On page 2, the section under the caption “Fees and expenses” is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )

Management Fees	0.40%
Other Expenses	0. 29%
Total Annual Trust Operating Expenses	0.69%

On page 10, the reference to “the waiver by the Distributor of its Rule 12b-1 fee” in the last sentence of the section titled “Management fees” is hereby deleted.

On page 12, the section under the caption “Distribution plan” is hereby deleted.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

Value Line U.S. Government Money Market Fund, Inc.

Supplement dated December 16, 2011 to
Statement of Additional Information dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of
Additional Information.  This Supplement supersedes in its entirety the former supplements to the Statement of Additional Information.

____________________________________

The Fund has increased the minimum initial investment required to open an account from $1,000 to $3,000.  The Fund also has increased the minimum account balance you are required to maintain with the Fund. To reflect these changes:

On page B-17, the section under the caption “Purchases” is hereby deleted and replaced with the following:

Shares of the Fund are purchased at net asset value next calculated after receipt of a purchase order. Minimum orders are $3,000 for an initial purchase and $100 for each subsequent purchase. The Fund reserves the right to reduce or waive the minimum purchase requirements.
____________________________________

The Fund, the Adviser and the Distributor have moved to new offices.  All references in the Statement of Additional Information to the old address at 220 East 42nd Street, New York, NY 10017 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.
____________________________________

The Fund terminated its Service and Distribution Plan (12b-1 Plan) on June 16, 2011.  The following changes are made to the Statement of Additional Information to reflect that termination.

On page B-13, the reference to “the waiver by the Distributor of its Rule 12b-1 fee” in the last sentence of the first paragraph is hereby deleted.

On page B-14, the phrase in the second paragraph “although it is entitled to receive fees under the Service and Distribution Plan” is hereby deleted.

On pages B-15, B-16 and B-17, the section entitled “Service and Distribution Plan” is hereby deleted and replaced with the following:

The Fund terminated its Service and Distribution Plan (12b-1 Plan) (the “Plan”) on June 16, 2011.  The Plan was designed to finance the activities of the Distributor in advertising, marketing and distributing Fund shares and for servicing Fund shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. During the fiscal year ended December 31, 2010, fees amounting to $305,413 before fee waivers were accrued to the Distributor under the Plan. The Distributor paid $148 to other broker-dealers and incurred $9,646 in advertising and other marketing expenses. The fees payable to the Distributor under the Plan were payable without regard to actual expenses incurred. Effective May 1, 2010 through April 30, 2011, the Distributor contractually agreed to waive the Fund’s Rule 12b-1 fee equal to 0.25% of the Fund’s average daily net assets. For the fiscal year ended December 31, 2010, fees waived amounted to $305,413. The contractual fee waiver was also in place from May 1, 2011 through termination of the Plan on June 15, 2011. The principal services and expenses for which such compensation was used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under the Plan has been submitted to and approved by the Directors, including the non-interested Directors, each quarter. Because of the Plan, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the Financial Industry Regulatory Authority regarding investment companies.

As noted above, the Plan was a compensation plan, which means that the Distributor’s fees under the Plan were payable without regard to actual expenses incurred by the Distributor. To the extent the revenue received by the Distributor pursuant to the Plan exceeded the Distributor’s marketing expenses, the Distributor may have earned a profit under the Plan.

Because amounts paid pursuant to the Plan were paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have had a financial interest in the operation of the Plan. None of the non-interested Directors had a financial interest in the operation of the Plan. The costs of any joint distribution activities between the Fund and other Value Line Funds were allocated among the Value Line Funds in proportion to the number of their shareholders or another reasonable method of allocation.

Additional Dealer Compensation

If you purchase shares of the Fund through a broker, fund trading platform or other financial intermediary (collectively, “intermediaries”), your intermediary may receive various forms of compensation (which may come or have come directly or indirectly from the Fund and other Value Line Funds) from the Distributor, the Adviser and/or their affiliates. Such payments may be based on a variety of factors, including sales of Value Line Fund shares through that intermediary or the value of shares held by investors through that intermediary. Compensation from the Distributor, the Adviser and/or their affiliates may vary among intermediaries. The types of payments an intermediary may receive or have received include:

•	Payments under the Plan which are asset based charges paid from the assets of the Fund for periods prior to the Plan’s termination;
•	Payments by the Distributor out of its own assets. These payments are in addition to payments made under the Plan.

You should ask your intermediary for information about any payments it receives from the Distributor.  Brokerage firms and other intermediaries that sell Fund shares may make decisions about which investment options they will service and make available to their clients based on the payments these entities may be eligible to receive for their services. Therefore, payments to a brokerage firm or other intermediary may create potential conflicts of interest between that entity and its clients where that entity determines which investment options it will make available to those clients.

Generally, the maximum amount of additional compensation that the Distributor pays to any intermediary from its own assets (directly or indirectly by waiving fees received under the 12b-1 plans of other Value Line Funds) is 0.40% of average daily net assets. As of December 31, 2010, the Distributor may make payments out of its own assets to the following financial intermediaries:

   National City Bank
   Pershing LLC
   National Financial Services LLC
   E*TRADE
   TD Ameritrade
   Charles Schwab & Co., Inc.
   USAA Investment Management Co.
   MSCS Financial Services, LLC
   The Vanguard Group
   Vanguard Marketing Corp.

Financial intermediaries may have been added or removed from the list above since December 31, 2010.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE